International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Other investments	$ 388,563	$ 372,739
Other assets	158,862	179,936
Total assets	12,079,477	11,882,673
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	39,587	90,320
Total liabilities	10,655,069	10,446,965
Shareholders' equity:
Common shares	95,744	95,725
Surplus	163,947	163,287
Retained earnings	1,467,000	1,369,543
Accumulated other comprehensive (loss) income	(43,774)	65,662
Total shareholders' equity before treasury stock	1,682,917	1,694,217
Less cost of shares in treasury	(258,509)	(258,509)
Total shareholders' equity	1,424,408	1,435,708	1,600,165	1,459,217
Total liabilities and shareholders' equity	12,079,477	11,882,673
Parent Company
ASSETS
Cash	8,106	1,539
Other investments	62,381	63,044
Notes receivable	313	409
Investment in subsidiaries	1,556,932	1,573,679
Other assets	197	617
Total assets	1,627,929	1,639,288
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Due to IBC Trading	21	21
Other liabilities	12,774	12,833
Total liabilities	203,521	203,580
Shareholders' equity:
Common shares	95,744	95,725
Surplus	163,947	163,287
Retained earnings	1,467,000	1,369,543
Accumulated other comprehensive (loss) income	(43,774)	65,662
Total shareholders' equity before treasury stock	1,682,917	1,694,217
Less cost of shares in treasury	(258,509)	(258,509)
Total shareholders' equity	1,424,408	1,435,708
Total liabilities and shareholders' equity	$ 1,627,929	$ 1,639,288